STOCKHOLDERS' EQUITY	6 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 9 - STOCKHOLDERS’ EQUITY

On September 27, 2018, the Company declared a regular annual cash dividend of $0.18 per share to the holders of the Company’s ordinary shares. The record date was October 22, 2018, and the dividend was paid on November 12, 2018.

On September 26, 2017, the Company declared a regular annual cash dividend of $0.12 per share to the holders of the Company’s ordinary shares. The record date was October 16, 2017, and the dividend was paid on November 6, 2017.